Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2019	2018
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$573,257	$563,302
Furniture, equipment and vehicles	1	-	20	years	313,880	292,958
Land					118,099	118,806
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(498,641)	(468,167)
Bank premises and equipment, net					$506,595	$506,899